Discontinued Operations And Other Disposition (Summary Of Discontinued Operations Presented In Consolidated Statements Of Income And Comprehensive Income) (Details) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations And Other Disposition [Abstract]
Operating revenues									$ 6,324	$ 19,014	$ 38,533
Total operating expenses									3,262	11,880	27,450
Operating income									3,062	7,134	11,083
Gain on sale									(29,093)	(21,178)	(14,718)
Other expenses, net										1	1,397
Income from discontinued operations before income taxes									32,155	28,311	24,404
Provision for income taxes									12,800	9,882	9,678
Income from discontinued operations	$ 17,861	$ 285	$ 751	$ 458	$ 11,278	$ 868	$ 582	$ 5,701	$ 19,355	$ 18,429	$ 14,726	$ 3,394	$ 9,566